Long-Term Investments (Details Textual)	1 Months Ended								10 Months Ended		12 Months Ended
	Apr. 29, 2020 CNY (¥)	Apr. 29, 2020 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Apr. 03, 2019 USD ($)	Apr. 03, 2019 CNY (¥)	Mar. 02, 2019 USD ($)	Mar. 02, 2019 CNY (¥)	Apr. 29, 2020 USD ($)	Apr. 29, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 CNY (¥)	Apr. 29, 2020 CNY (¥)
Long Term Investments (Textual)
Equity interest percentage		7.00%							7.00%							7.00%
Invested funds											$ 680,131		$ 914,006
Income (loss)													176,148
RMB [Member]
Long Term Investments (Textual)
Income (loss) | ¥														¥ 1,201,523
EMIT [Member]
Long Term Investments (Textual)
Equity interest percentage					30.00%	30.00%
Consideration value
Capital contribution											143,299		73,593
Income (loss)											42,927		4,230
Cost of long term investment					$ 445,454
Committed investment capital											228,561		$ 371,860
EMIT [Member] | RMB [Member]
Long Term Investments (Textual)
Capital contribution | ¥												¥ 1,000,000		500,000
Income (loss) | ¥												301,878		28,853
Cost of long term investment | ¥						¥ 3,000,000
Committed investment capital | ¥												1,500,000		¥ 2,500,000
CLPS Lihong [Member]
Long Term Investments (Textual)
Equity interest percentage		18.42%					37.00%	37.00%	18.42%							18.42%
Consideration value		$ 995,605
Capital contribution			$ 1,010,000				$ 150,000				500,000
Income (loss)									$ 250,290
Carrying amount		535,119							$ 535,119		510,405
Disposal gain		$ 433,490
CLPS Lihong [Member] | RMB [Member]
Long Term Investments (Textual)
Consideration value	¥ 7,000,000			¥ 7,000,000				¥ 1,000,000
Capital contribution | ¥												¥ 70,000
Income (loss) | ¥										¥ 1,759,764
Carrying amount | ¥															¥ 3,606,065	¥ 3,779,120
Disposal gain | ¥	¥ 3,047,824